FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-21439

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Rutland Square Trust

Fund Name: PAS Core Income Fund of Funds

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

SCOTT C.GOEBEL, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: FEBRUARY 29

DATE OF REPORTING PERIOD: 06/30/2008

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Rutland Square Trust

BY:  /s/ MARK OSTERHELD*
MARK OSTERHELD, PRESIDENT AND TREASURER
DATE: 08/11/2008 02:37:38 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JULY 6, 2007 AND FILED HEREWITH.

VOTE SUMMARY REPORT
PAS Core Income Fund of Funds
07/01/2007- 06/30/2008

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: FIDELITY REAL ESTATE INCOME FUND MEETING DATE: 05/14/2008
TICKER: FRIFX SECURITY ID: 316389865
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT JAMES C. CURVEY AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT ALAN J. LACY AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT JOSEPH MAURIELLO AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT DAVID M. THOMAS AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT MICHAEL E. WILEY AS A DIRECTOR	Management	For	Proportional
2	TO AMEND THE DECLARATION OF TRUST TO REDUCE THE REQUIRED QUORUM FOR FUTURE SHAREHOLDER MEETINGS.	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Fidelity Rutland Square Trust Fidelity Rutland Square Trust II Fidelity Commonwealth Trust II

plus any other investment company for which Strategic Advisers, Inc. or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Treasurer (collectively, the "Funds"), hereby constitute and appoint Nicholas Steck and Claire Walpole my true and lawful attorneys-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacities, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2007.

WITNESS my hand on this 6th of July 2007.

/s/ Mark Osterheld

Mark Osterheld

President and Treasurer